UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a reinstatement.
							[   ] adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:	Georgia Bennicas DBA Bennicas and Associates
Address:	2995 Woodside Road
		Suite 250
		Woodside, CA  94062
13F File Number:	28-6984

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Georgia Bennicas DBA Bennicas and Associates
Title:	Principal
Phone:	650-851-4601
Signature, Place, and Date of Signing:
	Georgia Bennicas	Woodside, California	February 1, 2010

Report Type (Check only one.):
[ X ]	13F HOLDINGS REPORT.
[   ]	13F NOTICE.
[   ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	n/a

I am signing this report as required by the Securities Exchange Act of 1934.

					FORM 13F SUMMARY PAGE

REPORT SUMMARY:
Number of Other Included Managers:			0
Form 13F Information Table Entry Total:		65
Form 13F Information Table Value Total:		$126,888







                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Corp. (New)               COM              00206R102     2391    85302 SH       Sole                    84718               584
Abbott Laboratories            COM              002824100     1882    34860 SH       Sole                    34860
Aberdeen Asia-Pacific Income F COM              003009107      615    99000 SH       Sole                    97000              2000
Apple Computer                 COM              037833100      278     1320 SH       Sole                     1320
BP p.l.c. ADR                  COM              055622104     1845    31828 SH       Sole                    31828
BRE Properties                 COM              05564E106     1810    54722 SH       Sole                    53922               800
Bristol-Myers Squibb           COM              110122108     1972    78117 SH       Sole                    77417               700
Bunge Ltd.                     COM              G16962105     2144    33584 SH       Sole                    33584
Burlington Northern Santa Fe   COM              12189T104      296     3000 SH       Sole                     3000
CSX Corp.                      COM              126408103      296     6100 SH       Sole                     6100
Chesapeake Energy Corp.        COM              165167107     1892    73100 SH       Sole                    72100              1000
Chevron Corporation (fmly. Che COM              166764100     5203    67578 SH       Sole                    67278               300
ConocoPhillips                 COM              20825C104     1497    29308 SH       Sole                    29308
Consolidated Edison, Inc.      COM              209115104      250     5500 SH       Sole                     5500
Copart Inc.                    COM              217204106     1258    34350 SH       Sole                    34350
DNP Select Income Fund (fmly.  COM              23325p104     1157   129236 SH       Sole                   129236
Du Pont                        COM              263534109     1908    56680 SH       Sole                    56680
Duke-Weeks Realty Corp.        COM              264411505      200    16400 SH       Sole                    15600               800
Edison International (formerly COM              281020107      240     6910 SH       Sole                     6910
ExxonMobil                     COM              30231g102      760    11150 SH       Sole                    11150
General Electric               COM              369604103      691    45650 SH       Sole                    45650
GlaxoSmithKline plc            COM              37733W105     2184    51700 SH       Sole                    51200               500
HCP, Inc.                      COM              40414L109     1426    46700 SH       Sole                    46700
Hawaiian Electric              COM              419870100      846    40466 SH       Sole                    40466
Heinz (H.J.)                   COM              423074103     2005    46900 SH       Sole                    46600               300
Intel Corp.                    COM              458140100      752    36862 SH       Sole                    36862
International Business Machine COM              459200101     1331    10170 SH       Sole                    10170
Johnson & Johnson              COM              478160104     2305    35790 SH       Sole                    35790
Kimberly-Clark                 COM              494368103     2013    31600 SH       Sole                    31600
Lilly, Eli                     COM              532457108     1441    40360 SH       Sole                    40360
Merck & Co.                    COM              589331107      919    25141 SH       Sole                    24853               288
Microchip Technology, Inc.     COM              595017104      526    18100 SH       Sole                    18100
Microsoft                      COM              594918104     2555    83840 SH       Sole                    83040               800
Oracle Corp.                   COM              68389X105     1372    55934 SH       Sole                    55934
PG&E Corporation               COM              69331C108     1147    25692 SH       Sole                    25692
Pepsico Inc.                   COM              713448108     1852    30468 SH       Sole                    30168               300
Pfizer Inc.                    COM              717081103     1148    63121 SH       Sole                    63121
Pimco 1-5 Year U.S. TIPS Index COM              72201R205      385     7500 SH       Sole                     7200               300
Pimco Enhanced Short Maturity  COM              72201R833      761     7600 SH       Sole                     7600
Plum Creek Timber Company, Inc COM              729251108     2421    64117 SH       Sole                    63617               500
Procter & Gamble               COM              742718109    17772   293114 SH       Sole                   292627               487
Rayonier Inc.                  COM              754907103     1226    29075 SH       Sole                    28775               300
Safeguard Scientifics          COM              786449108      209    20256 SH       Sole                    20256
TransCanada PL                 COM              89353D107     2766    80484 SH       Sole                    80184               300
Unilever PLC                   COM              904767704     2279    71430 SH       Sole                    71430
Union Pacific Corp.            COM              907818108      238     3720 SH       Sole                     3720
United Technologies            COM              913017109     2122    30576 SH       Sole                    30576
Verizon Corporation            COM              92343V104     1161    35043 SH       Sole                    35043
ASA (Bermuda) Limited          COM              G3156P103     4759    61450 SH       Sole                    60950               500
AngloGold Ashanti Ltd.         COM              035128206     2061    51300 SH       Sole                    51300
BHP Billiton Ltd.              COM              088606108      559     7300 SH       Sole                     7300
Barrick Gold Corporation       COM              067901108     1920    48750 SH       Sole                    48750
Central Fund of Canada Ltd.    COM              153501101     4826   350200 SH       Sole                   350200
Freeport McMoRan Copper & Gold COM              35671D857     1424    17734 SH       Sole                    17734
Goldcorp, Inc.                 COM              380956409     6566   166913 SH       Sole                   165413              1500
Hecla Mining                   COM              422704106      729   117900 SH       Sole                   117900
IAMGOLD Corporation            COM              450913108     1726   110350 SH       Sole                   110350
Kinross Gold Corporation       COM              496902404     1610    87500 SH       Sole                    87500
Newmont Mining                 COM              651639106     5735   121218 SH       Sole                   120218              1000
Pan American Silver Corp.      COM              697900108     2874   120700 SH       Sole                   120700
Silver Wheaton Corp.           COM              828336107     1826   121600 SH       Sole                   121600
Yamana Gold, Inc.              COM              98462Y100     2725   239450 SH       Sole                   239450
streetTracks Gold Trust        COM              78463V107     1674    15600 SH       Sole                    15600
Gabelli Global Gold 6.625% Pfd PFD              36244N208     1815    70800 SH       Sole                    70800
Templeton Global Income Fund   COM              880198106      311    32700 SH       Sole                    30700              2000